INVESTMENTS IN AFFILIATES (Tables)	9 Months Ended
Sep. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Affiliates

The components of our equity method investment in Hilli LLC are as follows:

(in thousands of $)
Equity in net assets of affiliate at January 1, 2019	206,180
Dividend (Note 13)	(12,908)
Equity in net earnings of affiliate	2,773
Equity in net assets of affiliate at September 30, 2019	196,045

Schedule of Variable Interest Entities
The most significant impact of Eskimo SPV’s liabilities on our condensed consolidated balance sheet is as follows:

(in thousands of $)	September 30, 2019	December 31, 2018
Liabilities
Short-term debt	11,545	11,836
Long-term debt	173,902	187,401

The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of September 30, 2019 and
December 31, 2018:

(in thousands of $)	Balance at September 30, 2019	Balance at December 31, 2018
Balance sheet
Current assets	57,895	124,642
Non-current assets	1,308,377	1,392,711
Current liabilities	(49,317)	(109,773)
Non-current liabilities	(944,482)	(1,004,184)

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.